Cash and cash equivalents and short-term investments	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents and short-term investments
3.	Cash and cash equivalents and short-term investments

The Company’s cash and cash equivalents consist of the following:

	As at	As at
	December 31,	December 31,
	2012	2011
	$	$

Cash on deposit at banks	261,209	595,982
Money market funds	11,239,066	15,573,497

	11,500,275	16,169,479

The Company’s short-term investments consist of the following:

	As at	As at
	December 31,	December 31,
	2012	2011
	$	$

Guaranteed investment certificates	6,430,161	4,925,267
Certificates of deposit	10,218	2,002,256

	6,440,379	6,927,523

Cash and cash equivalents and short-term investments bear interest at annual rates ranging from 0.25% to 1.40% and mature at various dates up to September 4, 2013. The instruments with initial maturity over ninety days have been classified as short-term investments.